Commitments and Contingencies (Annual) (Details) (Royalty Agreement Terms [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Royalty	$ 20,000	$ 10,000
Future minimum annual royalties
2014	40,000
2015	$ 50,000
Net sales [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Royalty percentage	1.00%
License fees [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Royalty percentage	21.00%
Sub-licensee net sales [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Royalty percentage	1.00%